UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:
Euro Pacific Funds

EuroPac International Value Fund
Class A (Ticker Symbol: EPIVX)
Class I (Ticker Symbol: EPVIX)
EuroPac International Bond Fund
Class A (Ticker Symbol: EPIBX)
Class I (Ticker Symbol: EPBIX)
EuroPac International Dividend Income Fund
Class A (Ticker Symbol: EPDPX)
Class I (Ticker Symbol: EPDIX)
EP Emerging Markets Small Companies Fund
Class A (Ticker Symbol: EPASX)
Class I (Ticker Symbol: EPEIX)
EuroPac Gold Fund
Class A (Ticker Symbol: EPGFX)

SEMI-ANNUAL REPORT
April 30, 2017

Euro Pacific Funds
Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	21
Statements of Operations	23
Statements of Changes in Net Assets	25
Financial Highlights	30
Notes to Financial Statements	39
Supplemental Information	55
Expense Examples	62

This report and the financial statements contained herein are provided for the general information of the shareholders of the Euro Pacific Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.europacificfunds.com

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 89.6%
	AUSTRALIA – 8.9%
172,000	Newcrest Mining Ltd.	$2,725,212
860,000	Telstra Corp. Ltd.	2,717,484
		5,442,696
	BRAZIL – 8.6%
310,000	Ambev S.A. - ADR	1,776,300
623,856	Cia Energetica de Minas Gerais - ADR	1,703,127
119,200	Telefonica Brasil S.A. - ADR	1,762,968
		5,242,395
	CANADA – 14.3%
144,200	Barrick Gold Corp.	2,411,024
136,500	Goldcorp, Inc.	1,905,540
125,000	Potash Corp. of Saskatchewan, Inc.	2,110,000
870,708	Yamana Gold, Inc.	2,350,912
		8,777,476
	DENMARK – 5.6%
89,300	Novo Nordisk A/S - ADR	3,454,124

	FRANCE – 2.2%
19,380	Danone S.A.	1,354,911

	GERMANY – 3.9%
19,500	Bayer A.G.	2,413,072

	HONG KONG – 3.2%
183,500	China Mobile Ltd.	1,956,871

	NETHERLANDS – 2.8%
65,332	Royal Dutch Shell PLC - A Shares	1,699,486

	NEW ZEALAND – 4.1%
304,920	SKY Network Television Ltd.	808,096
670,410	Spark New Zealand Ltd.	1,700,765
		2,508,861
	NORWAY – 2.5%
94,870	Statoil ASA	1,565,697

	SINGAPORE – 2.7%
620,700	Singapore Telecommunications Ltd.	1,661,479

	SWITZERLAND – 7.7%
22,000	Nestle S.A.	1,694,774
28,150	Novartis A.G. - ADR	2,168,394
25,500	Roche Holding A.G. - ADR	833,799
		4,696,967
	TURKEY – 3.5%
243,054	Turkcell Iletisim Hizmetleri AS - ADR*	2,126,722

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED KINGDOM – 13.3%
30,614	British American Tobacco PLC - ADR	$2,082,976
45,900	GlaxoSmithKline PLC - ADR	1,877,310
51,703	Unilever N.V.	2,700,965
568,470	Vodafone Group PLC	1,465,535
		8,126,786
	UNITED STATES – 6.3%
66,500	Newmont Mining Corp.	2,248,365
14,395	Philip Morris International, Inc.	1,595,542
		3,843,907
	TOTAL COMMON STOCKS (Cost $57,056,943)	54,871,450

Principal Amount

	SHORT-TERM INVESTMENTS – 10.1%
$6,158,638	UMB Money Market Fiduciary, 0.010%[1]	6,158,638

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,158,638)	6,158,638

	TOTAL INVESTMENTS – 99.7% (Cost $63,215,581)	61,030,088
	Other Assets in Excess of Liabilities – 0.3%	173,533

	TOTAL NET ASSETS – 100.0%	$61,203,621

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac International Value Fund
SUMMARY OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	35.8%
Communications	23.2%
Basic Materials	22.5%
Energy	5.3%
Utilities	2.8%
Total Common Stocks	89.6%
Short-Term Investments	10.1%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Total Net Assets	100.0%

 See accompanying Notes to Financial Statements.

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 0.0%
	UNITED STATES – 0.0%
9,835	Hycroft Mining Corp.*5,6	$—

	TOTAL COMMON STOCKS (Cost $1,585,230)	—

Principal Amount

	FIXED INCOME SECURITIES – 94.0%
	AUSTRALIA – 11.4%
$1,200,000	Australia Government Bond 3.250%, 6/21/2039	889,630
1,000,000	Coca-Cola Amatil Ltd. 4.625%, 5/21/2021	785,218
1,000,000	Newcrest Finance Pty Ltd. 5.750%, 11/15/2041[1]	1,061,423
	Queensland Treasury Corp.
1,000,000	6.000%, 6/14/2021	864,246
1,500,000	5.750%, 7/22/2024	1,343,885
		4,944,402
	BRAZIL – 1.5%
	Brazilian Government International Bond
1,000,000	12.500%, 1/5/2022	351,281
1,000,000	10.250%, 1/10/2028	322,926
		674,207
	CANADA – 9.6%
	Canadian Government Bond
2,000,000	2.500%, 6/1/2024	1,589,715
1,000,000	1.500%, 6/1/2026	736,408
350,000	Ontario Electricity Financial Corp. 8.900%, 8/18/2022	349,459
750,000	Province of Ontario Canada 1.900%, 9/8/2017	551,861
1,250,000	Sirius XM Canada Holdings, Inc. 5.625%, 4/23/2021[1,2]	922,551
		4,149,994
	CAYMAN ISLANDS – 3.6%
5,000,000	AmBev International Finance Co., Ltd. 9.500%, 7/24/2017	1,563,435

	CHILE – 2.7%
700,000,000	Bonos del Banco Central de Chile en Pesos 6.000%, 3/1/2022	1,175,276

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Principal Amount		Value

	FIXED INCOME SECURITIES (Continued)
	COLOMBIA – 1.2%
$1,150,000,000	Colombia Government International Bond 9.850%, 6/28/2027	$515,436

	GERMANY – 4.2%
14,500,000	KFW 5.000%, 5/22/2019	1,825,142

	MALAYSIA – 5.4%
10,000,000	Malaysia Government Bond 4.160%, 7/15/2021	2,345,110

	MEXICO – 5.1%
42,000,000	Mexican Bonos 5.000%, 6/15/2017	2,228,434

	NEW ZEALAND – 9.2%
2,000,000	Fonterra Co-operative Group Ltd. 5.520%, 2/25/2020	1,448,894
	New Zealand Government Bond
2,100,000	3.000%, 9/20/2030	1,665,950
1,000,000	3.500%, 4/14/2033	703,063
240,000	New Zealand Local Government Funding Agency Bond 4.500%, 4/15/2027	173,353
		3,991,260
	NORWAY – 3.0%
6,000,000	Kommunalbanken A.S. 2.875%, 5/16/2017	699,356
5,000,000	Marine Harvest A.S.A. 4.460%, 3/12/2018[2,3]	591,952
		1,291,308
	PERU – 5.1%
6,500,000	Peruvian Government International Bond 7.840%, 8/12/2020	2,214,463

	POLAND – 3.7%
3,000,000	Poland Government Bond 1.810%, 1/25/2018[3]	775,753
3,300,000	Republic of Poland Government Bond 1.750%, 7/25/2021	820,321
		1,596,074
	SINGAPORE – 5.0%
2,000,000	Genting Singapore PLC 5.125%, 3/29/2049[2,3]	1,438,880

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Principal Amount		Value

	FIXED INCOME SECURITIES (Continued)
	SINGAPORE (Continued)
$1,000,000	Keppel Corp. Ltd. 3.800%, 4/23/2027[2,3]	$734,470
		2,173,350
	SOUTH KOREA – 2.8%
1,750,000	Korea Development Bank 5.250%, 4/3/2018	1,222,044

	SWEDEN – 1.9%
4,000,000	Magnolia Bostad A.B. 6.250%, 4/28/2020[2,3]	471,927
3,000,000	Tele2 A.B. 4.875%, 5/15/2017	339,248
		811,175
	SWITZERLAND – 4.9%
1,750,000	Switzerland Government Bond 1.250%, 6/27/2037	2,120,666

	UNITED KINGDOM – 8.9%
28,000,000,000	European Bank for Reconstruction & Development 7.375%, 4/15/2019	2,129,265
500,000	GlaxoSmithKline Capital PLC 4.250%, 12/18/2045	846,212
500,000	United Kingdom Gilt 4.250%, 6/7/2032	891,271
		3,866,748
	UNITED STATES – 4.8%
54,000,000	International Finance Corp. 8.250%, 6/10/2021	898,679
1,000,000	Newmont Mining Corp. 6.250%, 10/1/2039	1,192,476
		2,091,155
	TOTAL FIXED INCOME SECURITIES (Cost $49,091,282)	40,799,679

	SHORT-TERM INVESTMENTS – 2.7%
1,175,662	UMB Money Market Fiduciary, 0.010%[4]	1,175,662

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,175,662)	1,175,662

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Value

TOTAL INVESTMENTS – 96.7% (Cost $51,852,174)	$41,975,341
Other Assets in Excess of Liabilities – 3.3%	1,451,867

TOTAL NET ASSETS – 100.0%	$43,427,208

PLC – Public Limited Company

*	Non-income producing security.
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,983,974.

[2]	Callable.
[3]	Variable, floating or step rate security.
[4]	The rate is the annualized seven-day yield at period end.
[5]	Illiquid Security. The total illiquid securities represent 0% of Net Assets.
[6]	Fair value under procedures established by the Board of Trustees, represents 0% of Net Assets.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund
SUMMARY OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Basic Materials	0.0%
Total Common Stocks	0.0%
Fixed Income Securities
Government	57.2%
Consumer, Non-cyclical	12.1%
Financial	10.8%
Basic Materials	5.2%
Consumer, Cyclical	3.3%
Communications	2.9%
Diversified	1.7%
Utilities	0.8%
Total Fixed Income Securities	94.0%
Short-Term Investments	2.7%
Total Investments	96.7%
Other Assets in Excess of Liabilities	3.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 93.1%
	AUSTRALIA – 3.9%
757,000	Telstra Corp. Ltd.	$2,392,018

	BRAZIL – 10.0%
325,151	Ambev S.A. - ADR	1,863,115
818,400	Cia Energetica de Minas Gerais - ADR	2,234,232
142,200	Telefonica Brasil S.A. - ADR	2,103,138
		6,200,485
	CANADA – 4.7%
43,650	BCE, Inc.	1,987,288
91,047	Freehold Royalties Ltd.	904,401
		2,891,689
	DENMARK – 3.8%
61,000	Novo Nordisk A/S - ADR	2,359,480

	FRANCE – 9.8%
22,700	Danone S.A.	1,587,022
165,200	Engie S.A.	2,330,436
41,780	TOTAL S.A. - ADR	2,137,882
		6,055,340
	GERMANY – 4.1%
20,200	Bayer A.G.	2,499,695

	HONG KONG – 3.2%
187,000	China Mobile Ltd.	1,994,195

	NETHERLANDS – 2.9%
34,080	Royal Dutch Shell PLC - Class A - ADR	1,778,635

	NEW ZEALAND – 7.8%
1,849,000	Kiwi Property Group Ltd.	1,809,011
424,922	SKY Network Television Ltd.	1,126,124
728,000	Spark New Zealand Ltd.	1,846,866
		4,782,001
	NORWAY – 6.1%
104,100	Statoil A.S.A. - ADR	1,710,363
126,900	Telenor A.S.A.	2,051,447
		3,761,810
	SINGAPORE – 6.2%
696,000	Singapore Telecommunications Ltd.	1,863,040
3,612,961	Starhill Global REIT - REIT	1,991,111
		3,854,151
	SWEDEN – 3.5%
251,000	Betsson A.B.	2,145,202

	SWITZERLAND – 6.2%
24,296	Novartis A.G. - ADR	1,871,521

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
59,481	Roche Holding A.G. - ADR	$1,944,910
		3,816,431
	TURKEY – 3.5%
249,058	Turkcell Iletisim Hizmetleri AS - ADR*	2,179,258

	UNITED KINGDOM – 11.6%
27,100	British American Tobacco PLC - ADR	1,843,884
47,200	GlaxoSmithKline PLC - ADR	1,930,480
35,450	Unilever N.V.	1,851,908
584,109	Vodafone Group PLC	1,505,853
		7,132,125
	UNITED STATES – 5.8%
51,950	Newmont Mining Corp.	1,756,429
16,500	Philip Morris International, Inc.	1,828,860
		3,585,289
	TOTAL COMMON STOCKS (Cost $62,051,252)	57,427,804

Principal Amount

	SHORT-TERM INVESTMENTS – 7.1%
$4,405,295	UMB Money Market Fiduciary, 0.010%[1]	4,405,295

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,405,295)	4,405,295

	TOTAL INVESTMENTS – 100.2% (Cost $66,456,547)	61,833,099
	Liabilities in Excess of Other Assets – (0.2)%	(117,950)

	TOTAL NET ASSETS – 100.0%	$61,715,149

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund
SUMMARY OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	31.7%
Communications	30.9%
Energy	10.6%
Utilities	7.4%
Financial	6.2%
Consumer, Cyclical	3.5%
Basic Materials	2.8%
Total Common Stocks	93.1%
Short-Term Investments	7.1%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EP Emerging Markets Small Companies Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 94.2%
	CHILE – 1.3%
215,000	Forus S.A.	$863,344

	CHINA – 9.4%
2,700,000	China Forestry Holdings Co., Ltd.*3,4	—
380,000	Haitian International Holdings Ltd.	930,552
1,000,000	Nexteer Automotive Group Ltd.	1,557,120
550,000	Techtronic Industries Co., Ltd.	2,359,688
600,000	Vitasoy International Holdings Ltd.	1,184,341
		6,031,701
	INDIA – 30.9%
66,000	Amara Raja Batteries Ltd.	912,983
180,000	Bajaj Corp. Ltd.	1,099,967
333,437	CCL Products India Ltd.	1,770,571
449,000	City Union Bank Ltd.	1,151,635
75,000	Credit Analysis & Research Ltd.	1,841,900
60,000	Divi's Laboratories Ltd.	585,683
200,000	Essel Propack Ltd.	798,538
310,000	Jyothy Laboratories Ltd.	1,925,944
186,000	LIC Housing Finance Ltd.	1,933,438
90,000	Natco Pharma Ltd.	1,291,913
65,700	PI Industries Ltd.	888,159
129,400	SH Kelkar & Co., Ltd.[1]	650,894
600,000	Sterlite Technologies Ltd.	1,370,600
187,848	Syngene International Ltd.[1]	1,508,097
335,500	Triveni Turbine Ltd.	717,816
280,000	Vakrangee Ltd.	1,488,100
		19,936,238
	INDONESIA – 0.9%
8,000,000	Ace Hardware Indonesia Tbk P.T.	561,280

	LUXEMBOURG – 1.5%
450,000	L'Occitane International S.A.	942,996

	MALAYSIA – 1.7%
879,400	Globetronics Technology BHD	1,099,139

	MEXICO – 11.1%
225,000	Banregio Grupo Financiero S.A.B. de C.V.	1,297,390
443,800	Bolsa Mexicana de Valores S.A.B. de C.V.	772,070
93,700	Gruma S.A.B. de C.V. - Class B	1,251,205
245,000	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	1,359,614
200,478	Industrias Bachoco S.A.B. de C.V.	894,762

EP Emerging Markets Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MEXICO (Continued)
961,000	Qualitas Controladora S.A.B. de C.V.	$1,572,799
		7,147,840
	PHILIPPINES – 6.2%
7,300,000	D&L Industries, Inc.	1,870,109
1,200,000	Puregold Price Club, Inc.	1,001,501
330,000	Universal Robina Corp.	1,135,621
		4,007,231
	ROMANIA – 2.1%
2,048,310	Banca Transilvania S.A.	1,356,021

	SOUTH AFRICA – 3.3%
112,000	Clicks Group Ltd.	1,125,622
90,000	Famous Brands Ltd.	998,840
		2,124,462
	SOUTH KOREA – 7.9%
8,200	Hanssem Co., Ltd.	1,585,248
11,000	Loen Entertainment, Inc.	849,723
26,000	Value Added Technologies Co., Ltd.	666,289
34,000	Vieworks Co., Ltd.	1,967,465
		5,068,725
	TAIWAN – 11.9%
43,000	ASPEED Technology, Inc.	833,861
87,979	Cub Elecparts, Inc.	921,060
100,000	Dr Wu Skincare Co., Ltd.	692,511
168,000	Gourmet Master Co., Ltd.	1,687,008
258,000	Hota Industrial Manufacturing Co., Ltd.	1,136,253
123,000	Lida Holdings Ltd.*	415,830
70,000	Poya International Co., Ltd.	955,885
71,000	Voltronic Power Technology Corp.	1,013,075
		7,655,483
	THAILAND – 3.5%
1,800,000	Forth Smart Service PCL	926,279
2,000,000	Taokaenoi Food & Marketing PCL	1,355,918
		2,282,197
	VIETNAM – 2.5%
220,987	Mobile World Investment Corp.	1,622,045

	TOTAL COMMON STOCKS (Cost $45,592,978)	60,698,702

EP Emerging Markets Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 6.7%
$4,304,624	UMB Money Market Fiduciary, 0.010%[2]	$4,304,624

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,304,624)	4,304,624

	TOTAL INVESTMENTS – 100.9% (Cost $49,897,602)	65,003,326
	Liabilities in Excess of Other Assets – (0.9)%	(567,108)

	TOTAL NET ASSETS – 100.0%	$64,436,218

PCL – Public Company Limited

*	Non-income producing security.
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,158,991.

[2]	The rate is the annualized seven-day yield at period end.
[3]	Fair value under procedures established by the Board of Trustees, represents 0.00% of Net Assets.
[4]	Illiquid Security. The total illiquid securities represent 0.00% of Net Assets.

See accompanying Notes to Financial Statements.

EP Emerging Markets Small Companies Fund
SUMMARY OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	32.7%
Consumer, Cyclical	23.1%
Financial	15.4%
Industrial	13.2%
Technology	5.3%
Basic Materials	2.4%
Communications	2.1%
Total Common Stocks	94.2%
Short-Term Investments	6.7%
Total Investments	100.9%
Liabilities in Excess of Other Assets	(0.9)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 92.0%
	GOLD MINING – 38.6%
90,120	Agnico Eagle Mines Ltd.	$4,310,440
150,000	B2Gold Corp.*1	376,895
1,193,600	B2Gold Corp. *	3,031,744
184,000	Eldorado Gold Corp.	673,440
1,000,000	Gold Fields Ltd. - ADR	3,250,000
254,980	Goldcorp, Inc.	3,559,521
100,000	Kinross Gold Corp.*	349,000
955,000	Mandalay Resources Corp.[1]	398,762
1,237,990	New Gold, Inc.*	3,515,892
450,000	OceanaGold Corp.[1]	1,466,925
44,000	Randgold Resources Ltd. - ADR	3,871,560
178,095	Richmont Mines, Inc.*	1,353,522
10,000	Richmont Mines, Inc.*1	75,599
14,000	Torex Gold Resources, Inc.*1	237,111
600,000	Yamana Gold, Inc.	1,620,000
		28,090,411
	ROYALTY COMPANIES – 22.3%
2,071,955	Eurasian Minerals, Inc.*	1,667,924
80,096	Franco-Nevada Corp. [1]	5,456,139
3,333,333	Metalla Royalty & Streaming Ltd.*1, 2, 5	1,159,866
45,000	Osisko Gold Royalties Ltd.	480,150
323,120	Osisko Gold Royalties Ltd. [1]	3,441,627
56,200	Royal Gold, Inc.	3,972,216
		16,177,922
	PRECIOUS METALS DEVELOPMENTAL – 5.6%
2,135,170	Almaden Minerals Ltd. - Class B*	3,138,700
430,000	Almaden Minerals Ltd. - Class B*1	629,990
550,000	GoGold Resources, Inc.*1	269,944
1,413,000	Sunridge Gold Corp.*1, 3	24,842
		4,063,476
	PRECIOUS METALS EXPLORATION – 19.4%
813,282	Almadex Minerals Ltd.*1	673,217
157,500	Azimut Exploration, Inc.*1	31,152
200,000	Azimut Exploration, Inc.*1, 2	39,558
1,500,000	Callinex Mines, Inc.*1, 2	368,105
201,479	Callinex Mines, Inc.*1, 2	49,444
250,000	Evrim Resources Corp.*1	54,941
750,000	Evrim Resources Corp.*1, 2	164,823
1,200,000	Irving Resources, Inc.*1, 2	606,549
2,638,000	Kilo Goldmines Ltd.*1, 2	125,610
1,540,000	Medgold Resources Corp.*1, 2, 5	219,984

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	PRECIOUS METALS EXPLORATION (Continued)
3,440,000	Medgold Resources Corp.*1, 2, 5	$491,393
1,000,000	Medgold Resources Corp.*1, 2, 5	142,847
1,430,600	Midland Exploration, Inc.*1, 5	1,152,780
2,704,500	Midland Exploration, Inc.*1, 2, 5	2,179,291
609,000	Midland Exploration, Inc.*1, 2, 5	490,733
1,080,000	Millrock Resources, Inc.*1, 2	296,682
2,666,000	Miranda Gold Corp.*1, 5	175,767
4,970,000	Miranda Gold Corp.*1, 2, 5	327,668
658,400	Mirasol Resources Ltd.*1, 5	776,517
746,785	Mirasol Resources Ltd.*1, 2, [5]	880,759
825,000	Novo Resources Corp.*1, 2	453,263
3,763,400	Revelo Resources Corp.*1	124,059
2,050,000	Revelo Resources Corp.*1, 2	67,577
773,500	Riverside Resources, Inc.*1	271,980
5,100,000	Skeena Resources Ltd.*1, 2	224,159
11,350,000	Skeena Resources Ltd.*1, 2	498,865
480,000	Tri Origin Exploration Ltd.*1, 5	18,460
8,590,000	Tri Origin Exploration Ltd.*1, 2, 5	330,360
2,813,567	Vista Gold Corp.*	2,897,974
		14,134,517
	SILVER: EXPLORATION AND MINING – 4.3%
328,266	Fortuna Silver Mines, Inc.*	1,513,306
1,250,000	Golden Arrow Resources Corp.*1, 2	586,038
36,500	Pan American Silver Corp.	612,105
20,000	Silver Wheaton Corp.	399,400
		3,110,849
	DIVERSIFIED EXPLORATION AND MINING – 1.8%
261,000	Lara Exploration Ltd.*1	187,371
354,600	Lara Exploration Ltd.*1, 2	254,566
387,000	Nevsun Resources Ltd.[1]	858,992
		1,300,929
	TOTAL COMMON STOCKS (Cost $60,999,534)	66,878,104

	WARRANTS – 1.8%
	ROYALTY COMPANIES – 0.1%
1,666,667	Metalla Royalty & Streaming Ltd., Expiration Date: November 15, 2018*1, 2, 3	15,261

	DIVERSIFIED EXPLORATION AND MINING – 0.0%
177,300	Lara Exploration Ltd., Expiration Date: August 18, 2018*1, 2, 3	—

	SILVER: EXPLORATION AND MINING – 0.0%
325,000	Golden Arrow Resources Corp., Expiration Date: January 28, 2019*1, 2, 3	—

	PRECIOUS METALS EXPLORATION – 1.7%
100,000	Azimut Exploration, Inc., Expiration Date: July 22, 2018*1, 2, 3	—

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	WARRANTS (Continued)
	PRECIOUS METALS EXPLORATION (Continued)
100,739	Callinex Mines, Inc., Expiration Date: November 22, 2019*1, 2, 3	$—
60,000	Dalradian Resources, Inc., Expiration Date: July 31, 2017*1, 2, 3	—
750,000	Evrim Resources Corp., Expiration Date: December 16, 2020*1, 2, 3	23,350
1,227,900	Iron Creek Capital Corp., Expiration Date: April 17, 2019*1, 2, 3	—
600,000	Irving Resources, Inc., Expiration Date: November 10, 2019*1, 2, 3	61,534
2,638,000	Kilo Goldmines Ltd., Expiration Date: August 25, 2018*1, 2, 3	—
2,900,000	Medgold Resources Corp., Expiration Date: October 12, 2017*1, 2, 3	95,598
2,400,000	Midland Exploration, Inc., Expiration Date: May 3, 2018*1, 2, 3	—
1,080,000	Millrock Resources, Inc., Expiration Date: May 25, 2019*1, 2, 3	—
4,970,000	Miranda Gold Corp., Expiration Date: June 23, 2021*1, 2, 3	—
825,000	Novo Resources Corp., Expiration Date: August 12, 2018*1, 2, 3	—
417,000	Osisko Mining, Inc., Expiration Date: February 3, 2019*1, 2, 3	1,064,570
1,025,000	Revelo Resources Corp., Expiration Date: July 18, 2018*1, 2, 3	—
3,125,000	Skeena Resources, Inc., Expiration Date: July 8, 2019*1, 2, 3	—
500,000	Thunderstruck Resources Ltd., Expiration Date: November 29, 2019*1, 2, 3	—
1,795,000	Tri Origin Exploration Ltd., Expiration Date: April 20, 2018*1, 2, 3	—
5,000,000	Tri Origin Exploration Ltd., Expiration Date: October 7, 2017*1, 2, 3	—
		1,245,052
	TOTAL WARRANTS (Cost $—)	1,260,313

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.0%
	CALL OPTIONS – 0.0%
	Goldcorp, Inc.
50	Exercise Price: $17, Expiration Date: January 19, 2018*	3,550
	Yamana Gold, Inc.
200	Exercise Price: $5, Expiration Date: January 19, 2018*	2,000

	TOTAL CALL OPTIONS (Cost $25,220)	5,550

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $25,220)	5,550

Principal Amount

	SHORT-TERM INVESTMENTS – 5.2%
$3,809,421	UMB Money Market Fiduciary, 0.010%[4]	3,809,421

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,809,421)	3,809,421

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Value

TOTAL INVESTMENTS – 99.0% (Cost $64,834,175)	$71,953,388
Other Assets in Excess of Liabilities – 1.0%	725,766

TOTAL NET ASSETS – 100.0%	$72,679,154

ADR – American Depositary Receipt

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]
Illiquid Security. Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security fair valued under direction of the Board of Trustees. The aggregate value of such investments is 15.44% of Net Assets.

[3]	Fair value under procedures established by the Board of Trustees, represents 1.77% of Net Assets.
[4]	The rate is the annualized seven-day yield at period end.
[5]	Affiliated company.

See accompanying Notes to Financial Statements.

EuroPac Gold Fund
SUMMARY OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Gold Mining	38.6%
Royalty Companies	22.3%
Precious Metals Exploration	19.4%
Precious Metals Developmental	5.6%
Silver: Exploration and Mining	4.3%
Diversified Exploration and Mining	1.8%
Total Common Stocks	92.0%
Short-Term Investments	5.2%
Warrants	1.8%
Purchased Options Contracts	0.0%
Total Investments	99.0%
Other Assets in Excess of Liabilities	1.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of April 30, 2017 (Unaudited)

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Assets:
Investments, at cost	$63,215,581	$51,852,174	$66,456,547
Total Investments, at cost	63,215,581	51,852,174	66,456,547
Foreign currency, at cost	-	954,550	51,124
Investments, at value	$61,030,088	$41,975,341	$61,833,099
Total Investments, at value	61,030,088	41,975,341	61,833,099
Foreign currency, at value	-	931,663	53,053
Segregated cash at Broker	-	-	-
Receivables:
Investment securities sold	-	-	979,433
Fund shares sold	9,529	-	7,003
Dividends and interest	288,279	607,525	348,263
Prepaid expenses	18,242	12,382	21,412
Total assets	61,346,138	43,526,911	63,242,263

Liabilities:
Payables:
Investment securities purchased	-	-	1,399,419
Fund shares redeemed	14,224	6,238	10,335
Advisory fees	45,385	4,166	35,343
Distribution fees (Note 8)	11,530	8,270	12,184
Shareholder servicing fees (Note 7)	5,389	7,657	8,361
Transfer agent fees and expenses	12,224	12,439	9,700
Fund accounting fees	11,869	10,747	10,530
Fund administration fees	9,004	7,683	9,235
Auditing fees	8,774	8,773	8,663
Custody fees	2,841	9,800	1,830
Trustees' fees and expenses	1,659	1,519	1,176
Chief Compliance Officer fees	775	1,914	1,054
Accrued other expenses	18,843	20,497	19,284
Total liabilities	142,517	99,703	1,527,114

Net Assets	$61,203,621	$43,427,208	$61,715,149

Components of Net Assets:
Paid-in Capital (par value of $0.01 per share with an
unlimited number of shares authorized)	$80,668,279	$59,323,692	$76,152,904
Accumulated net investment income (loss)	10,031	(3,568,500)	(27,028)
Accumulated net realized gain (loss) on investments,
purchased options contracts and foreign currency
transactions	(17,288,488)	(2,427,931)	(9,787,893)
Net unrealized appreciation (depreciation) on:
Investments	(2,185,493)	(9,876,833)	(4,623,448)
Foreign currency translations	(708)	(23,220)	614
Net Assets	$61,203,621	$43,427,208	$61,715,149

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$60,654,686	$42,693,467	$59,500,076
Shares of beneficial interest issued and outstanding	8,152,199	5,220,318	7,466,794
Redemption price per share	$7.44	$8.18	$7.97
Maximum sales charge (4.50% of offering price)*	0.35	0.39	0.38
Maximum offering price to public	$7.79	$8.57	$8.35

Class I Shares:
Net assets applicable to shares outstanding	$548,935	$733,741	$2,215,073
Shares of beneficial interest issued and outstanding	73,681	89,136	277,954
Offering and redemption price per share	$7.45	$8.23	$7.97

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of April 30, 2017 (Unaudited)

	EP Emerging Markets Small Companies Fund	EuroPac Gold Fund
Assets:
Investments, at cost	$49,897,602	$57,316,685
Investments in affiliated issuers, at cost	-	7,492,270
Purchased options contracts, at cost	-	25,220
Total Investments, at cost	49,897,602	64,834,175
Foreign currency, at cost	-	193,518
Investments, at value	$65,003,326	$63,601,413
Investments in affiliated issuers, at value	-	8,346,425
Purchased options contracts, at value	-	5,550
Total Investments, at value	65,003,326	71,953,388
Foreign currency, at value	-	190,957
Segregated cash at Broker	-	78,296
Receivables:
Investment securities sold	-	917,887
Fund shares sold	7,248	18,692
Dividends and interest	35,456	46,723
Due from affiliates	-	21,860
Prepaid expenses	23,484	5,444
Total assets	65,069,514	73,233,247

Liabilities:
Payables:
Investment securities purchased	414,558	440,880
Fund shares redeemed	31,523	7,039
Advisory fees	33,682	46,185
Distribution fees (Note 8)	12,178	15,514
Shareholder servicing fees (Note 7)	6,857	5,278
Transfer agent fees and expenses	9,385	4,596
Fund accounting fees	13,580	3,144
Fund administration fees	10,630	10,060
Auditing fees	8,518	8,593
Custody fees	7,445	2,498
Trustees' fees and expenses	609	354
Chief Compliance Officer fees	1,124	2,537
Non - U.S. Taxes	58,939	-
Accrued other expenses	24,268	7,415
Total liabilities	633,296	554,093

Net Assets	$64,436,218	$72,679,154

Components of Net Assets:
Paid-in Capital (par value of $0.01 per share with an
unlimited number of shares authorized)	$54,773,761	$78,127,114
Accumulated net investment income (loss)	(365,279)	(10,253,895)
Accumulated net realized gain (loss) on investments,
purchased options contracts and foreign currency
transactions	(4,761,917)	(2,308,845)
Net unrealized appreciation (depreciation) on:
Investments	14,789,129 **	6,284,728
Purchased options contracts	-	(19,670)
Foreign currency translations	524	(4,433)
Affiliated investments	-	854,155
Net Assets	$64,436,218	$72,679,154

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$63,989,751	$72,679,154
Shares of beneficial interest issued and outstanding	5,103,644	8,439,491
Redemption price per share	$12.54	$8.61
Maximum sales charge (4.50% of offering price)*	0.59	0.41
Maximum offering price to public	$13.13	$9.02

Class I Shares:
Net assets applicable to shares outstanding	$446,467
Shares of beneficial interest issued and outstanding	35,245
Offering and redemption price per share	$12.67

*	On sales of $50,000 or more, the sales charge will be reduced.
**	Net of deferred non-U.S. taxes.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2017 (Unaudited)

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Investment Income:
Dividends (net of foreign withholding taxes of $95,494, $0 and $104,555, respectively)	$807,971	$-	$993,713
Interest (net of foreign withholding taxes of $0, $3,568 and $0, respectively)	300	822,586	339
Total investment income	808,271	822,586	994,052

Expenses:
Advisory fees	318,364	130,813	255,714
Distribution fees (Note 8)	73,011	53,827	72,736
Transfer agent fees and expenses	34,739	25,724	30,800
Fund administration fees	33,836	29,086	33,064
Fund accounting fees	27,317	26,560	29,532
Shareholder servicing fees (Note 7)	20,839	17,467	24,067
Registration fees	15,050	14,380	10,909
Legal fees	11,157	11,157	10,157
Custody fees	9,651	12,547	11,083
Auditing fees	8,728	8,728	8,728
Shareholder reporting fees	5,935	5,455	6,943
Trustees' fees and expenses	3,720	3,720	3,720
Miscellaneous	3,571	1,785	2,579
Chief Compliance Officer fees	2,380	2,380	2,380
Insurance fees	644	644	695

Total expenses	568,942	344,273	503,107
Advisory fees waived	(53,981)	(94,038)	(54,531)
Net expenses	514,961	250,235	448,576
Net investment income (loss)	293,310	572,351	545,476

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts and Foreign Currency:
Net realized gain (loss) on:
Investments	33,839	(792,846)	(178,880)
Foreign currency transactions	22,015	(4,339)	(2,297)
Net realized gain (loss)	55,854	(797,185)	(181,177)
Net change in unrealized appreciation/depreciation on:
Investments	779,557	75,687	653,222
Foreign currency translations	808	(13,046)	2,138
Net change in unrealized appreciation/depreciation	780,365	62,641	655,360
Net realized and unrealized gain (loss) on investments, purchased options contracts,
and foreign currency	836,219	(734,544)	474,183

Net Increase (Decrease) in Net Assets from Operations	$1,129,529	$(162,193)	$1,019,659

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2017 (Unaudited)

	EP Emerging Markets Small Companies Fund		EuroPac Gold Fund
Investment Income:
Dividends (net of foreign withholding taxes of $19,913 and $27,903, respectively)	$164,108		$248,354
Interest (net of foreign withholding taxes of $0 and $0, respectively)	130		72
Total investment income	164,238		248,426

Expenses:
Advisory fees	317,902		286,081
Distribution fees (Note 8)	72,987		89,276
Transfer agent fees and expenses	40,356		25,182
Fund administration fees	33,408		36,662
Fund accounting fees	38,807		21,317
Shareholder servicing fees (Note 7)	21,042		25,616
Registration fees	20,834		9,917
Legal fees	12,672		25,000
Custody fees	67,663		6,328
Auditing fees	8,728		8,728
Shareholder reporting fees	8,038		10,712
Trustees' fees and expenses	3,719		3,768
Miscellaneous	5,951		3,720
Chief Compliance Officer fees	8,331		7,836
Insurance fees	695		644
Interest expense	-		113

Total expenses	661,133		560,900
Advisory fees waived	(146,793)		(24,928)
Net expenses	514,340		535,972
Net investment income (loss)	(350,102)		(287,546)

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts and Foreign Currency:
Net realized gain (loss) on:
Investments	1,627,808	[1]	1,031,881
Purchased options contracts	-		(29,301)
Foreign currency transactions	(18,775)		(3,981)
Affiliated investments	-		37,605
Net realized gain (loss)	1,609,033		1,036,204
Net change in unrealized appreciation/depreciation on:
Investments	3,311,839	[2]	(4,781,056)
Purchased options contracts	-		9,912
Foreign currency translations	1,671		(4,347)
Affiliated investments	-		67,560
Net change in unrealized appreciation/depreciation	3,313,510		(4,707,931)
Net increase from payments by affiliates (Note 3)	-		21,860
Net realized and unrealized gain (loss) on investments, purchased options contracts,
and foreign currency	4,922,543		(3,649,867)

Net Increase (Decrease) in Net Assets from Operations	$4,572,441		$(3,937,413)

[1]	Net of non-U.S. taxes $13,855.
[2]	Net of non-U.S. taxes $316,595.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EuroPac International Value Fund

	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$293,310	$361,291
Net realized gain (loss) on investments and foreign currency transactions	55,854	(10,273,019)
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	780,365	16,346,873
Net increase in net assets resulting from operations	1,129,529	6,435,145

Distributions to Shareholders:
From net investment income:
Class A	(280,217)	(728,624)
Class I	(3,062)	(2,044)
Total distributions to shareholders	(283,279)	(730,668)

Capital Transactions:
Net proceeds from shares sold:
Class A	4,347,951	14,767,764
Class I	43,087	699,238
Reinvestment of distributions:
Class A	178,408	488,782
Class I	2,927	2,044
Cost of shares redeemed:
Class A1	(4,395,948)	(6,140,131)
Class I2	(30,418)	(279,119)
Net increase in net assets from capital transactions	146,007	9,538,578

Total increase in net assets	992,257	15,243,055

Net Assets:
Beginning of period	60,211,364	44,968,309
End of period	$61,203,621	$60,211,364

Accumulated net investment income	$10,031	$-

Capital Share Transactions:
Shares sold:
Class A	599,303	2,061,050
Class I	5,718	96,770
Shares reinvested:
Class A	24,155	75,499
Class I	397	306
Shares redeemed:
Class A	(607,706)	(897,390)
Class I	(4,219)	(38,522)
Net increase in capital share transactions	17,648	1,297,713

[1]	Net of redemption fees of $472 and $304, respectively.
[2]	Net of redemption fees of $0 and $16, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EuroPac International Bond Fund

	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$572,351	$1,046,040
Net realized loss on investments and foreign currency transactions	(797,185)	(6,291,432)
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	62,641	6,834,940
Net increase (decrease) in net assets resulting from operations	(162,193)	1,589,548

Distributions to Shareholders:
From net investment income:
Class A	-	(240,361)
Class I	-	(1,260)
Total distributions to shareholders	-	(241,621)

Capital Transactions:
Net proceeds from shares sold:
Class A	1,652,210	7,133,378
Class I	182,000	513,618
Reinvestment of distributions:
Class A	-	153,576
Class I	-	1,260
Cost of shares redeemed:
Class A1	(4,673,362)	(9,370,373)
Class I	(42,860)	(240,130)
Net decrease in net assets from capital transactions	(2,882,012)	(1,808,671)

Total decrease in net assets	(3,044,205)	(460,744)

Net Assets:
Beginning of period	46,471,413	46,932,157
End of period	$43,427,208	$46,471,413

Accumulated net investment loss	$(3,568,500)	$(4,140,851)

Capital Share Transactions:
Shares sold:
Class A	205,365	876,230
Class I	22,067	61,992
Shares reinvested:
Class A	-	19,701
Class I	-	161
Shares redeemed:
Class A	(583,446)	(1,175,092)
Class I	(5,294)	(29,965)
Net decrease in capital share transactions	(361,308)	(246,973)

[1]	Net of redemption fees of $13 and $0, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EuroPac International Dividend Income Fund

	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$545,476	$1,241,929
Net realized loss on investments and foreign currency transactions	(181,177)	(5,382,530)
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	655,360	5,796,913
Net increase in net assets resulting from operations	1,019,659	1,656,312

Distributions to Shareholders:
From net investment income:
Class A	(601,702)	(1,544,022)
Class I	(23,248)	(58,734)
Total distributions to shareholders	(624,950)	(1,602,756)

Capital Transactions:
Net proceeds from shares sold:
Class A	3,300,848	15,469,442
Class I	248,211	291,518
Reinvestment of distributions:
Class A	320,458	778,271
Class I	23,005	57,238
Cost of shares redeemed:
Class A1	(4,875,836)	(8,542,972)
Class I	(47,084)	(232,868)
Net increase (decrease) in net assets from capital transactions	(1,030,398)	7,820,629

Total increase (decrease) in net assets	(635,689)	7,874,185

Net Assets:
Beginning of period	62,350,838	54,476,653
End of period	$61,715,149	$62,350,838

Accumulated net investment income (loss)	$(27,028)	$52,446

Capital Share Transactions:
Shares sold:
Class A	424,229	1,946,040
Class I	31,356	37,254
Shares reinvested:
Class A	40,866	101,027
Class I	2,933	7,437
Shares redeemed:
Class A	(627,821)	(1,126,281)
Class I	(6,101)	(30,652)
Net increase (decrease) in capital share transactions	(134,538)	934,825

[1]	Net of redemption fee proceeds of $108 and $1,145, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EP Emerging Markets Small Companies Fund

	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(350,102)	$(93,782)
Net realized gain on investments and foreign currency transactions	1,609,033	1,978,397
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	3,313,510	4,124,129
Net increase in net assets resulting from operations	4,572,441	6,008,744

Distributions to Shareholders:
From net realized gain
Class A	(826,410)	(764,127)
Class I	(6,538)	(7,967)
Total distributions to shareholders	(832,948)	(772,094)

Capital Transactions:
Net proceeds from shares sold:
Class A	2,954,470	45,053,979
Class I	30,200	213,277
Reinvestment of distributions:
Class A	532,576	474,982
Class I	3,829	2,628
Cost of shares redeemed:
Class A1	(4,049,496)	(11,538,407)
Class I	(90,447)	(302,986)
Net increase (decrease) in net assets from capital transactions	(618,868)	33,903,473

Total increase in net assets	3,120,625	39,140,123

Net Assets:
Beginning of period	61,315,593	22,175,470
End of period	$64,436,218	$61,315,593

Accumulated net investment loss	$(365,279)	$(15,177)

Capital Share Transactions:
Shares sold:
Class A	254,055	4,201,631
Class I	2,414	19,513
Shares reinvested:
Class A	48,109	46,612
Class I	342	256
Shares redeemed:
Class A	(353,982)	(1,101,432)
Class I	(7,897)	(28,466)
Net increase (decrease) in capital share transactions	(56,959)	3,138,114

[1]	Net of redemption fees of $89 and $3,169, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EuroPac Gold Fund

	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(287,546)	$(204,629)
Net realized gain (loss) on investments, purchased options contracts,
written options contracts and foreign currency transactions	1,036,204	689,727
Net change in unrealized appreciation/depreciation on investments, purchased options contracts and foreign
currency translations	(4,707,931)	29,317,673
Net increase from payments by affiliates (Note 3)	21,860	-
Net increase (decrease) in net assets resulting from operations	(3,937,413)	29,802,771

Distributions to Shareholders:
From net investment income:
Class A	(10,861,822)	-
Total distributions to shareholders	(10,861,822)	-

Capital Transactions:
Net proceeds from shares sold:
Class A	11,966,903	15,059,612
Reinvestment of distributions:
Class A	5,133,909	-
Cost of shares redeemed:
Class A1	(4,901,848)	(8,877,456)
Net increase in net assets from capital transactions	12,198,964	6,182,156

Total increase (decrease) in net assets	(2,600,271)	35,984,927

Net Assets:
Beginning of period	75,279,425	39,294,498
End of period	$72,679,154	$75,279,425

Accumulated net investment income (loss)	$(10,253,895)	$895,473

Capital Share Transactions:
Shares sold:
Class A	1,437,435	1,560,931
Shares reinvested:
Class A	621,539	-
Shares redeemed:
Class A	(545,649)	(1,063,235)
Net increase in capital share transactions	1,513,325	497,696

[1]	Net of redemption fees of $2,245 and $7,283, respectively.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.
	EuroPac International
	Value Fund - Class A

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016		For the Year Ended October 31, 2015		For the Year Ended October 31, 2014		For the Year Ended October 31, 2013		For the Year Ended October 31, 2012
Net asset value, beginning of period	$7.34		$6.51		$9.35		$10.26		$10.27		$9.92
Income from Investment Operations:
Net investment income[1]	0.04		0.05		0.13		0.18		0.10		0.17
Net realized and unrealized gain (loss) on investments	0.09		0.88		(2.38)		(0.86)	[6]	0.11		0.39
Total from investment operations	0.13		0.93		(2.25)		(0.68)		0.21		0.56

Less Distributions:
From net investment income	(0.03)		(0.10)		(0.12)		(0.23)		(0.22)		(0.21)
From net realized gain	-		-		(0.47)		-		-		-
Total distributions	(0.03)		(0.10)		(0.59)		(0.23)		(0.22)		(0.21)

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$7.44		$7.34		$6.51		$9.35		$10.26		$10.27

Total return[3]	1.83%	[7]	14.53%		(25.18)%		(6.84)%		2.14%		5.88%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$60,655		$59,684		$44,882		$65,688		$83,673		$77,362

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.93%	[8]	1.97%		2.00%		1.90%		1.83%	[4]	1.90%
After fees waived and expenses absorbed	1.75%	[8]	1.75%		1.75%		1.75%		1.76%	[4]	1.75%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.81%	[8]	0.47%		1.42%		1.66%		1.90%	[5]	1.61%
After fees waived and expenses absorbed	0.99%	[8]	0.69%		1.67%		1.81%		1.97%	[5]	1.76%
Portfolio turnover rate	8%	[7]	40%		41%		29%		42%		38%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

[4]
Includes excise tax expense.  If this expense was excluded, the ratio of expenses to average net assets before fees waived would have been 1.82%; the ratio of expenses to average net assets after fees waived would have been 1.75%.

[5]
Includes excise tax expense.  If this expense was excluded, the ratio of net investment income to average net assets before fees waived would have been 1.91%; the ratio of net investment income to average net assets after fees waived would have been 1.98%.

[6]
The Affiliate reimbursed the Fund $24,512 for losses on a transaction not meeting the investment guidelines of the Fund. As of October 31, 2014, the reimbursement amount represents $0.003 per share. This reimbursement had no impact to the Fund's total return.

[7]	Not annualized.
[8]	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.
	EuroPac International Value Fund - Class I

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016		For the Year Ended October 31, 2015	For the Year Ended October 31, 2014	For the Period July 16, 2013* through October 31, 2013
Net asset value, beginning of period	$7.34		$6.51		$9.35	$10.26	$9.93
Income from Investment Operations:
Net investment income[1]	0.04		0.07		0.14	0.21	0.02
Net realized and unrealized gain (loss) on investments	0.11		0.87		(2.37)	(0.87)	0.33
Total from investment operations	0.15		0.94		(2.23)	(0.66)	0.35

Less Distributions:
From net investment income	(0.04)		(0.11)		(0.14)	(0.25)	(0.02)
From net realized gain	-		-		(0.47)	-	-
Total distributions	(0.04)		(0.11)		(0.61)	(0.25)	(0.02)

Redemption fee proceeds[1]	-		-	[2]	-	-	-

Net asset value, end of period	$7.45		$7.34		$6.51	$9.35	$10.26

Total return[3]	2.08%	[4]	14.73%		(25.02)%	(6.66)%	3.57%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$549		$527		$86	$23	$105

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.68%	[5]	1.72%		1.75%	1.65%	1.58%	[5]
After fees waived and expenses absorbed	1.50%	[5]	1.50%		1.50%	1.50%	1.50%	[5]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.06%	[5]	0.72%		1.67%	1.91%	0.65%	[5]
After fees waived and expenses absorbed	1.24%	[5]	0.94%		1.92%	2.06%	0.73%	[5]
Portfolio turnover rate	8%	[4]	40%		41%	29%	42%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had fees not been waived by the Advisor.  These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.
	EuroPac International Bond Fund - Class A

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015		For the Year Ended October 31, 2014		For the Year Ended October 31, 2013		For the Year Ended October 31, 2012
Net asset value, beginning of period	$8.19		$7.93	$9.49		$9.89		$10.37		$10.37
Income from Investment Operations:
Net investment income[1]	0.10		0.18	0.24		0.30		0.28		0.27
Net realized and unrealized gain (loss) on investments	(0.11)		0.12	(1.65)		(0.51)		(0.44)		(0.07)
Total from investment operations	(0.01)		0.30	(1.41)		(0.21)		(0.16)		0.20

Less Distributions:
From net investment income	-		(0.04)	(0.15)		(0.17)		(0.24)		(0.20)
From net realized gain	-		-	-		(0.02)		(0.08)		-
Total distributions	-		(0.04)	(0.15)		(0.19)		(0.32)		(0.20)

Redemption fee proceeds[1]	-	[2]	-	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$8.18		$8.19	$7.93		$9.49		$9.89		$10.37

Total return[3]	(0.12)%	[4]	3.83%	(14.96)%		(2.09)%		(1.53)%		2.02%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$42,693		$45,875	$46,612		$64,492		$86,667		$88,165

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.58%	[5]	1.57%	1.48%		1.39%		1.23%		1.28%
After fees waived and expenses absorbed	1.15%	[5]	1.15%	1.15%		1.15%		1.15%		1.15%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.19%	[5]	1.88%	2.50%		2.81%		2.70%		2.54%
After fees waived and expenses absorbed	2.62%	[5]	2.30%	2.83%		3.05%		2.77%		2.67%

Portfolio turnover rate	3%	[4]	26%	4%		33%		49%		84%

[1]	Calculated based on average shares outstanding.
[2]	Less than $0.01.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.
	EuroPac International Bond Fund - Class I

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Year Ended October 31, 2014	For the Period July 16, 2013* through October 31, 2013
Net asset value, beginning of period	$8.24		$7.96	$9.51	$9.91	$9.73
Income from Investment Operations:
Net investment income[1]	0.11		0.21	0.26	0.32	0.10
Net realized and unrealized gain (loss) on investments	(0.12)		0.12	(1.64)	(0.51)	0.12
Total from investment operations	(0.01)		0.33	(1.38)	(0.19)	0.22

Less Distributions:
From net investment income	-		(0.05)	(0.17)	(0.19)	(0.04)
From net realized gain	-		-	-	(0.02)	-
Total distributions	-		(0.05)	(0.17)	(0.21)	(0.04)

Net asset value, end of period	$8.23		$8.24	$7.96	$9.51	$9.91

Total return[2]	(0.12)%	[3]	4.16%	(14.64)%	(1.90)%	2.28%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$734		$596	$320	$257	$211

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.33%	[4]	1.32%	1.23%	1.14%	1.06%	[4]
After fees waived and expenses absorbed	0.90%	[4]	0.90%	0.90%	0.90%	0.90%	[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.44%	[4]	2.13%	2.75%	3.06%	3.32%	[4]
After fees waived and expenses absorbed	2.87%	[4]	2.55%	3.08%	3.30%	3.48%	[4]

Portfolio turnover rate	3%	[3]	26%	4%	33%	49%	[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding.
[2]
Total returns would have been lower had fees not been waived by the Advisor.  These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.
	EuroPac International Dividend
	Income Fund - Class A

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016		For the Year Ended October 31, 2015		For the Period January 10, 2014* through October 31, 2014
Net asset value, beginning of period	$7.91		$7.84		$9.89		$10.00
Income from Investment Operations:
Net investment income[1]	0.07		0.17		0.28		0.33
Net realized and unrealized gain (loss) on investments	0.07		0.12		(1.95)		(0.18)
Total from investment operations	0.14		0.29		(1.67)		0.15

Less Distributions:
From net investment income	(0.08)		(0.22)		(0.28)		(0.26)
From net realized gain	-		-		(0.10)		-
Total distributions	(0.08)		(0.22)		(0.38)		(0.26)

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$7.97		$7.91		$7.84		$9.89

Total return[3]	1.79%	[4]	3.84%		(17.24)%		1.36%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$59,500		$60,375		$52,628		$49,156

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.68%	[5]	1.78%		1.73%		2.06%	[5]
After fees waived and expenses absorbed	1.50%	[5]	1.50%		1.50%		1.50%	[5]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.62%	[5]	1.92%		2.92%		3.41%	[5]
After fees waived and expenses absorbed	1.80%	[5]	2.20%		3.16%		3.97%	[5]
Portfolio turnover rate	5%	[4]	25%		49%		28%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.
	EuroPac International Dividend Income Fund - Class I

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Period January 10, 2014* through October 31, 2014
Net asset value, beginning of period	$7.91		$7.84	$9.89	$10.00
Income from Investment Operations:
Net investment income[1]	0.08		0.19	0.31	0.35
Net realized and unrealized gain (loss) on investments	0.07		0.12	(1.95)	(0.19)
Total from investment operations	0.15		0.31	(1.64)	0.16

Less Distributions:
From net investment income	(0.09)		(0.24)	(0.31)	(0.27)
From net realized gain	-		-	(0.10)	-
Total distributions	(0.09)		(0.24)	(0.41)	(0.27)

Net asset value, end of period	$7.97		$7.91	$7.84	$9.89

Total return[2]	1.89%	[3]	4.09%	(17.03)%	1.50%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,215		$1,976	$1,849	$1,934

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.43%	[4]	1.53%	1.48%	1.81%	[4]
After fees waived and expenses absorbed	1.25%	[4]	1.25%	1.25%	1.25%	[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.87%	[4]	2.17%	3.17%	3.66%	[4]
After fees waived and expenses absorbed	2.05%	[4]	2.45%	3.41%	4.22%	[4]
Portfolio turnover rate	5%	[3]	25%	49%	28%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had fees not been waived by the Advisor.  These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.
	EP Emerging Markets Small
	Companies Fund - Class A

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016		For the Year Ended October 31, 2015		For the Year Ended October 31, 2014		For the Year Ended October 31, 2013		For the Year Ended October 31, 2012
Net asset value, beginning of period	$11.80		$10.78		$13.06		$12.30		$10.67		$8.35
Income from Investment Operations:
Net investment income (loss)[1]	(0.07)		(0.02)		(0.09)		(0.06)		0.01		0.04
Net realized and unrealized gain (loss) on investments	0.97		1.18		(1.91)		0.82		1.78		2.32	[6]
Total from investment operations	0.90		1.16		(2.00)		0.76		1.79		2.36

Less Distributions:
From net investment income	-		-		-		-		(0.16)		(0.04)
From net realized gain	(0.16)		(0.14)		(0.28)		-		-		-
Total distributions	(0.16)		(0.14)		(0.28)		-		(0.16)		(0.04)

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$12.54		$11.80		$10.78		$13.06		$12.30		$10.67

Total return[3]	7.83%	[4]	10.93%		(15.50)%		6.18%		16.92%		28.40%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$63,990		$60,835		$21,643		$31,933		$34,465		$27,252

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.25%	[5]	2.25%		2.71%		2.48%		2.24%		2.54%
After fees waived and expenses absorbed	1.75%	[5]	1.75%		1.75%		1.75%		1.75%		1.75%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.69)%	[5]	(0.67)%		(1.69)%		(1.23)%		(0.45)%		(0.36%)
After fees waived and expenses absorbed	(1.19)%	[5]	(0.17)%		(0.73)%		(0.50)%		0.04%		0.43%
Portfolio turnover rate	14%		79%		52%		82%		101%		84%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

[4]	Not annualized
[5]	Annualized
[6]
The Adviser reimbursed the Fund $5,753 for losses on a transaction not meeting the investment guidelines of the Fund.  As of November 30, 2012, the reimbursement amount represents $0.002 per share.  This reimbursement had no impact to the Fund's total return.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.
	EP Emerging Markets Small Companies Fund - Class I

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Year Ended October 31, 2014	For the Period July 16, 2013* through October 31, 2013
Net asset value, beginning of period	$11.91		$10.84	$13.11	$12.32	$12.62
Income from Investment Operations:
Net investment income (loss)[1]	(0.05)		0.01	(0.06)	(0.03)	-	[2]
Net realized and unrealized gain (loss) on investments	0.97		1.20	(1.93)	0.82	(0.30)
Total from investment operations	0.92		1.21	(1.99)	0.79	(0.30)

Less Distributions:
From net realized gain	(0.16)		(0.14)	(0.28)	-	-
Total distributions	(0.16)		(0.14)	(0.28)	-	-

Net asset value, end of period	$12.67		$11.91	$10.84	$13.11	$12.32

Total return[3]	7.92%	[4]	11.33%	(15.36)%	6.41%	(2.38)%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$446		$481	$532	$647	$183

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.00%	[5]	2.00%	2.46%	2.23%	2.12%	[5]
After fees waived and expenses absorbed	1.50%	[5]	1.50%	1.50%	1.50%	1.50%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.44)%	[5]	(0.42)%	(1.44)%	(0.98)%	(0.70)%	[5]
After fees waived and expenses absorbed	(0.94)%	[5]	0.08%	(0.48)%	(0.25)%	(0.08)%	[5]
Portfolio turnover rate	14%	[4]	79%	52%	82%	101%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had fees not been waived by the Advisor.  These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.
	EuroPac Gold Fund
	Class A

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016		For the Year Ended October 31, 2015		For the Year Ended October 31, 2014		For the Period July 19, 2013* through October 31, 2013
Net asset value, beginning of period	$10.87		$6.11		$7.25		$9.55		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.04)		(0.03)		(0.06)		(0.09)		(0.02)
Net realized and unrealized gain (loss) on investments	(0.66)	[7]	4.79		(1.08)		(2.15)		(0.43)
Total from investment operations	(0.70)		4.76		(1.14)		(2.24)		(0.45)

Less Distributions:
From net investment income	(1.56)		-		-		(0.06)		-
Total distributions	(1.56)		-		-		(0.06)		-

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$8.61		$10.87		$6.11		$7.25		$9.55

Total return[3]	(5.81)%	[5]	77.91%		(15.72)%		(23.49)%		(4.50)%	[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$72,679		$75,279		$39,294		$33,320		$19,722

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.57%	[4,6]	1.64%	[4]	1.77%	[4]	1.98%	[4]	3.08%	[4,6]
After fees waived and expenses absorbed	1.50%	[4,6]	1.50%	[4]	1.50%	[4]	1.50%	[4]	1.50%	[4,6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.87)%	[6]	(0.49)%		(1.11)%		(1.39)%		(2.15)%	[6]
After fees waived and expenses absorbed	(0.80)%	[6]	(0.35)%		(0.84)%		(0.91)%		0.57%	[6]
Portfolio turnover rate	25%	[5]	21%		20%		14%		12%	[5]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

[4]
If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended April 30, 2017. For the prior periods, the ratios would have been lowered by 0.00%, 0.00% and 0.00%, respectively.

[5]	Not annualized.
[6]	Annualized.
[7]
The Affiliates reimbursed the Fund $21,860 for losses on a transaction not meeting the investment guidelines of the Fund. As of April 30, 2017, the reimbursement amount represents $0.003 per share. The reimbursement had no impact to the Fund's total return.

See accompanying Notes to Financial Statements.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2017 (Unaudited)

Note 1 – Organization
EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac International Dividend Income Fund (the “International Dividend Income Fund”), EP Emerging Markets Small Companies Fund (the “Emerging Markets Small Companies Fund”) and EuroPac Gold Fund (the “Gold Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation. The International Dividend Income Fund commenced operations on January 10, 2014, and its primary investment objective is to seek income and maximize growth of income. The Emerging Markets Small Companies Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long-term capital appreciation. The Gold Fund commenced operations on July 19, 2013, and its primary investment objective is to provide long-term capital appreciation. The Gold Fund is authorized to issue Class A shares. The International Value Fund, International Bond Fund, International Dividend Income Fund and Emerging Markets Small Companies Fund are authorized to issue two classes of shares: Class A shares and Class I shares. The Class I shares commenced operations on July 16, 2013 in the International Value Fund, International Bond Fund and Emerging Markets Small Companies Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
Each Fund value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2017 (Unaudited)

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets, but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and Expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2017 (Unaudited)

(d) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended October 31, 2014 – 2016 and as of and during the six months ended April 30, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund, and Gold Fund, will make distributions of net investment income, per the table below and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distribution Frequency of Net Investment Income
International Value Fund	Quarterly
International Bond Fund	Monthly
International Dividend Income Fund	Quarterly
Emerging Markets Small Companies Fund	Annually
Gold Fund	Annually

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2017 (Unaudited)

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Options
The Funds may write or purchase options contracts primarily to enhance each Fund’s returns and reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrues during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Euro Pacific Asset Management, LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. This agreement is in effect until February 28, 2018 for the International Value Fund, International Bond Fund, International Dividend Income Fund and Gold Fund, and it may be terminated before that date only by the Trust's Board of Trustees. This agreement is in effect until March 1, 2018 for the Emerging Markets Small Companies Fund, and it may be terminated before that date only by the Trust's Board of Trustees. The table below contains the expense cap by Fund and by Class.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2017 (Unaudited)

	Investment Advisory Fees	Total Limit on Annual Operating Expenses Class A Shares†	Total Limit on Annual Operating Expenses Class I Shares†
International Value Fund	1.08%	1.75%	1.50%
International Bond Fund	0.60%	1.15%	0.90%
International Dividend Income Fund	0.85%	1.50%	1.25%
Emerging Markets Small Companies Fund	1.08%	1.75%	1.50%
Gold Fund	0.80%	1.50%	-

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

Effective June 30, 2015, Emerging Markets Small Companies Fund is sub-advised by Champlain Investment Partners (the “Sub-advisor”). Pursuant to a sub-advisory agreement the Advisor pays a portion of the annual advisory fee of 1.08% of average daily net assets of the Fund to the Sub-advisor. Prior to June 30, 2015, the Fund’s Sub-advisor was New Sheridan Advisors, Inc.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), the acquisition of the Sub-Advisor by Champlain Investment Partners (the “Acquisition”) resulted in an assignment and termination of the Sub-Advisor’s current sub-advisory agreement with respect to the Emerging Markets Small Companies Fund. In anticipation of the Acquisition, the Board of Trustees of Investment Managers Series Trust (the “Trust”) approved a new sub-advisory agreement with Champlain Investment Partners with respect to the Funds (the “New Agreement”).

The Gold Fund is sub-advised by Global Strategic Management, d/b/a Adrian Day Asset Management (the “Sub-advisor”). Pursuant to a sub-advisory agreement the Advisor pays a portion of the annual advisory fee of 0.80% of average net assets of the Fund to the Sub-advisor.

For the six months ended April 30, 2017, the Advisor waived fees as follows:

Advisory fees
International Value Fund	$53,981
International Bond Fund	94,038
International Dividend Income Fund	54,531
Emerging Markets Small Companies Fund	146,793
Gold Fund	24,928
$374,271

The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from each Fund for a period of three full fiscal years following the fiscal year in which such reimbursements occurred provided that the reimbursement does not exceed the lesser of (a) the limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund’s expenses, or (b) the limitation on Fund expenses at the time of the request. The Advisor may recapture all or a portion of the amounts no later than October 31st of the years stated below:

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2017 (Unaudited)

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund	Gold Fund
2017	$109,048	$174,732	$166,435	$254,878	$155,699
2018	141,534	183,005	137,317	269,226	120,608
2019	117,102	189,833	158,484	275,723	81,073
2020	53,981	94,038	54,531	146,793	24,928
Total	$421,665	$641,608	$516,767	$946,620	$382,308

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended April 30, 2017, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended April 30, 2017, are reported on the Statements of Operations.

Affiliates reimbursed the Gold Fund $21,860 for losses on private placement security transactions. These reimbursements had no impact to the Fund’s net asset value per share or total return.

Note 4 – Federal Income Taxes
At April 30, 2017, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund	Gold Fund

Cost of investments	$63,215,587	$51,852,174	$66,467,426	$49,897,602	$68,308,436

Gross unrealized appreciation	$5,768,090	$443,734	$3,334,018	$16,991,517	$11,331,629
Gross unrealized depreciation	(7,953,589)	(10,320,567)	(7,968,345)	(1,885,793)	(7,686,677)

Net unrealized appreciation/(depreciation) on investments	$(2,185,499)	$(9,876,833)	$(4,634,327)	$15,105,724	$3,644,952

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2017 (Unaudited)

As of October 31, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund	Gold Fund
Undistributed ordinary income	$-	$-	$52,446	$-	$9,369,279
Undistributed long-term gains	-	-	-	832,939	-
Tax accumulated earnings	-	-	52,446	832,939	9,369,279

Accumulated capital and other losses	$(17,344,336)	$(5,771,597)	$(9,595,837)	$(6,370,941)	$(2,800,591)
Unrealized appreciation/ (depreciation) on investments	(2,965,056)	(9,952,520)	(5,287,549)	11,462,113	2,782,673
Unrealized depreciation on foreign currency translations	(1,516)	(10,174)	(1,524)	(1,147)	(86)
Total accumulated earnings (deficit)	$(20,310,908)	$(15,734,291)	$(14,832,464)	$5,922,964	$9,351,275

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and wash sale loss deferrals.

The tax character of distributions paid during the fiscal years ended October 31, 2016 and 2015 were as follows:

	International Value Fund		International Bond Fund		International Dividend Income Fund
	2016	2015	2016	2015	2016	2015
Distributions paid from:
Ordinary Income	$730,668	$1,321,786	$241,621	$992,139	$1,602,756	$2,426,192
Net long-term capital gains	-	3,027,802	-	-	-	91,835
Total distributions paid	$730,668	$4,349,588	$241,621	$992,139	$1,602,756	$2,518,027

	Emerging Markets Small Companies Fund		Gold Fund
	2016	2015	2016	2015
Distributions paid from:
Ordinary Income	$-	$-	$-	$-
Net long-term capital gains	772,094	705,210	-	-
Total distributions paid	$772,094	$705,210	$-	$-

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2017 (Unaudited)

At October 31, 2016, the Funds had accumulated capital loss carry forwards as follows:

	Capital Loss Carryforward to Expire in:	Capital Loss Carryforward Not Subject to Expiration
Fund	2019	Short-Term	Long-Term	Total
International Value Fund	$-	$3,473,907	$13,870,429	$17,344,336
International Bond Fund	-	45,449	1,585,297	1,630,746
International Dividend Income Fund	-	3,838,480	5,757,357	9,595,837
Emerging Markets Small Companies Fund	2,317,908	3,100,403	952,630	6,370,941	*
Gold Fund	-	-	2,800,591	2,800,591

*	Capital loss carryovers subject to certain limitations upon availability to offset future gains, if any, as the successor of a merger.

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. During the year ended October 31, 2016, the Emerging Markets Small Companies Fund utilized $987,939 of their capital loss carryovers.

 As of October 31, 2016, International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund, had qualified Late-Year Losses of $0, $4,140,851, $0, $0 and $0, respectively.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), the Funds are permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended April 30, 2017 and the year ended October 31, 2016, redemption fees were as follows:

	Six Months Ended April 30, 2017	Year Ended October 31, 2016
International Value Fund	$472	$320
International Bond Fund	13	-
International Dividend Income Fund	108	1,145
Emerging Markets Small Companies Fund	89	3,169
Gold Fund	2,245	7,283

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2017 (Unaudited)

Note 6 – Investment Transactions
For the six months ended April 30, 2017, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
International Value Fund	$4,209,076	$4,192,805
International Bond Fund	1,201,387	2,393,469
International Dividend Income Fund	5,981,454	2,756,452
Emerging Markets Small Companies Fund	7,930,117	8,469,186
Gold Fund	17,856,991	20,902,428

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended April 30, 2017, for the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan
The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, payable to IMST Distributors, LLC. Class I shares are not subject to any distribution or administrative service fees under the plan.

For the six months ended April 30, 2017, for the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund, distribution fees incurred by each Fund’s Class A shares are disclosed on the Statements of Operations.

Note 9 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2017 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2017, in valuing the Funds’ assets carried at fair value:

International Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]
Basic Materials	$13,751,053	$-	$-	$13,751,053
Communications	14,199,920	-	-	14,199,920
Consumer, Non-cyclical	21,952,167	-	-	21,952,167
Energy	3,265,183	-	-	3,265,183
Utilities	1,703,127	-	-	1,703,127
Short-Term Investments	6,158,638	-	-	6,158,638
Total Investments	$61,030,088	$-	$-	$61,030,088

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2017 (Unaudited)

International Bond Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$-	$-	$-	$-
Bonds
Basic Materials	-	2,253,899	-	2,253,899
Communications	-	1,261,799	-	1,261,799
Consumer, Cyclical	-	1,438,880	-	1,438,880
Consumer, Non-cyclical	-	5,235,711	-	5,235,711
Diversified	-	734,470	-	734,470
Financial	-	4,694,389	-	4,694,389
Government	-	24,831,072	-	24,831,072
Utilities	-	349,459	-	349,459
Short-Term Investments	1,175,662	-	-	1,175,662
Total Investments	$1,175,662	$40,799,679	$-	$41,975,341

International Dividend Income Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]
Basic Materials	$1,756,429	$-	$-	$1,756,429
Communications	19,049,227	-	-	19,049,227
Consumer, Cyclical	2,145,202	-	-	2,145,202
Consumer, Non-cyclical	19,580,875	-	-	19,580,875
Energy	6,531,281	-	-	6,531,281
Financial	3,800,122	-	-	3,800,122
Utilities	4,564,668	-	-	4,564,668
Short-Term Investments	4,405,295	-	-	4,405,295
Total Investments	$61,833,099	$-	$-	$61,833,099

Emerging Markets Small Companies Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$-	$1,539,053	$-	$1,539,053
Communications	-	1,370,600	-	1,370,600
Consumer, Cyclical	3,670,453	11,194,476	-	14,864,929
Consumer, Non-cyclical	5,885,351	15,184,319	-	21,069,670
Financial	3,642,259	6,282,994	-	9,925,253
Industrial	2,788,520	5,719,577	-	8,508,097
Technology	-	3,421,100	-	3,421,100
Short-Term Investments	4,304,624	-	-	4,304,624
Total Investments	$20,291,207	$44,712,119	$-	$65,003,326

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2017 (Unaudited)

Gold Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Gold Mining	$28,090,411	$-	$-	$28,090,411
Royalty Companies	15,018,056	1,159,866	-	16,177,922
Precious Metals Developmental	4,038,634	-	24,842	4,063,476
Precious Metals Exploration	7,665,166	6,469,351	-	14,134,517
Silver: Exploration and Mining	3,110,849	-	-	3,110,849
Diversified Exploration and Mining	1,046,363	254,566	-	1,300,929
Warrants
Royalty Companies	-	-	15,261	15,261
Diversified Exploration and Mining	-	-	-	-
Silver: Exploration and Mining	-	-	-	-
Precious Metals Exploration	-	-	1,245,052	1,245,052
Purchased Call Options Contracts	5,550	-	-	5,550
Short-Term Investments	3,809,421	-	-	3,809,421
Total Investments	$62,784,450	$7,883,783	$1,285,155	$71,953,388

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country, please refer to the schedule of investments.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. International Value Fund, International Bond Fund, International Dividend Income Fund and Gold Fund had no transfers between Levels at period end. Transfers between Level 1 and Level 2 in the Emerging Markets Small Companies Fund relate to the use of systematic fair valuation and some foreign markets being closed on April 30, 2017. When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. The following is a reconciliation of transfers between Levels for the Funds from October 31, 2016 to April 30, 2017, represented by recognizing the April 30, 2017 market value of securities:

Emerging Markets Small Companies Fund
Transfers into Level 1	$5,615,072
Transfers out of Level 1	(2,840,739)
Net transfers in (out) of Level 1	$2,774,333

Transfers into Level 2	$2,840,739
Transfers out of Level 2	(5,615,072)
Net transfers in (out) of Level 2	$(2,774,333)

Transfers into Level 3	$-
Transfers out of Level 3	-
Net transfers in (out) of Level 3	$-

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2017 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	International Bond Fund	Emerging Markets Small Companies Fund	Gold Fund – Common Stocks	Gold Fund - Warrants
Beginning balance October 31, 2016	$-	$-	$42,138	$596,559
Transfers into Level 3 during the period	-	-	-	76,795
Transfers out of Level 3 during the period	-	-	-	(17,110)
Total realized gain/(loss)	-	-	-	-
Total unrealized appreciation/(depreciation)	-	-	(17,296)	604,069
Net purchases	-	-	-	-
Net sales	-	-	-	-
Balance as of April 30, 2017	$-	$-	$24,842	$1,260,313

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2017:
Impact to
Valuation
	Fair Value				from an
	April 30,	Valuation	Unobservable	Input	increase in
	2017	Methodologies	Input(1)	Range/Value	Input(2)
International Bond Fund - Common Stocks	$-	Fair Value Pricing	Adjusted by management to reflect current conditions	-	Decrease

Emerging Markets Small Companies Fund - Common Stocks	$-	Fair Value Pricing	Adjusted by management to reflect current conditions	-	Decrease

Gold Fund - Warrants	$1,260,313	Fair Value Pricing	Discount for lack of marketability	10%	Decrease
Common Stocks	$24,842	Fair Value Pricing	Discount for lack of marketability	10%	Decrease

(1)
The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2017 (Unaudited)

(2)
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Emerging Markets Small Companies Fund and the Gold Fund derivative and hedging activities, including how such activities are accounted for and their effects on the Emerging Markets Small Companies Fund and Gold Fund financial position, performance and cash flows. The Emerging Markets Small Companies Fund invested in one warrant during the six months ended April 30, 2017. The Gold Fund invested in purchased options contracts, written options contracts and warrants during the six months ended April 30, 2017.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of April 30, 2017 by risk category are as follows:

Gold Fund
	Asset Derivatives
Derivatives not designated as hedging instruments	Statement of Assets and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$5,550
	Warrants, at value	1,260,313
Total		$1,265,863

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2017 are as follows:

Gold Fund
	Amount of Realized Gain on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Total
Equity contracts	$(29,301)	$(29,301)
Total	$(29,301)	$(29,301)

Gold Fund
	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Warrants	Total
Equity contracts	$9,912	$-	$9,912
Warrants	-	646,433	646,433
Total	$9,912	$646,433	$656,345

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of April 30, 2017 are as follows:

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2017 (Unaudited)

Gold Fund
Derivatives not designated as hedging instruments
Equity contracts	Purchased options contracts	Number of contracts	350
	Warrants	Average Market Value	$950,395

Note 12 – Investments in Affiliated Issuers
An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of April 30, 2017 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

					Change in
	Value			Net	Unrealized
Fund/Security	Beginning		Sales	Realized	Appreciation	Value End	Dividend
Description	of Period	Purchases	Proceeds	Gain (Loss)	(Depreciation)	of Period	Income
Gold Fund
Medgold Resources Corp.	$872,115	$64,545	$(89,569)	$40,285	$(33,152)	$854,224	$-
Metalla Royalty & Streaming Ltd.	-	747,049	-	-	412,817	1,159,866	-
Midland Exploration, Inc.	3,639,857	174,420	-	-	8,527	3,822,804	-
Miranda Gold Corp.	519,078	-	(6,775)	(11,408)	2,540	503,435	-
Mirasol Resources Ltd.(1)	2,497,144	46,939	(106,489)	8,728	(789,046)	1,657,276	-
Tri Origin Exploration Ltd.	405,726	-	-	-	(56,906)	348,820	-
	7,933,920	1,032,953	(202,833)	37,605	(455,220)	8,346,425	-
Evrim Resources Corp.(2)	592,418	61,235	(344,609)	(267,312)	178,032	219,764	-
Total	$8,526,338	$1,094,188	$(547,442)	$(229,707)	$(277,188)	$8,566,189	$-

	Shares				Shares
Fund/Security	Beginning			Stock	End
Description	of Period	Purchases	Sales	Split	of Period
Gold Fund
Medgold Resources Corp.	6,156,666	540,000	(716,666)	-	5,980,000
Metalla Royalty & Streaming Ltd.(3)	-	10,000,000	-	(6,666,667)	3,333,333
Midland Exploration, Inc.	4,520,500	223,600	-	-	4,744,100
Miranda Gold Corp.	7,736,000	-	(100,000)	-	7,636,000
Mirasol Resources Ltd.(1)	1,425,285	50,000	(70,100)	-	1,405,185
Tri Origin Exploration Ltd.	9,070,000	-	-	-	9,070,000
	28,908,451	10,813,600	(886,766)	(6,666,667)	32,168,618
Evrim Resources Corp.(2)	2,943,000	250,000	(2,193,000)	-	1,000,000
Total	31,851,451	11,063,600	(3,079,766)	(6,666,667)	33,168,618

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2017 (Unaudited)

(1)	Not affiliated as of October 31, 2016, but is considered affiliated as of April 30, 2017.
(2)	No longer affiliated as of April 30, 2017.
(3)	Included in sales is a 1 for 3 reverse stock split, with an ex-date of December 7, 2016.

Note 13 – Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)
Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 14 – Recently Issued Accounting Pronouncements
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

Note 15 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Euro Pacific Funds
SUPPLEMENTAL INFORMATION
April 30, 2017 (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreement
At an in-person meeting held on March 15-16, 2017, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Euro Pacific Asset Management, LLC (the “Investment Advisor”) for an additional one-year term (from when it otherwise would expire) with respect to the following series of the Trust (each a “Fund”):

•	the EP Emerging Markets Small Companies Fund (the “Emerging Markets Fund”),
•	the EuroPac Gold Fund (the “Gold Fund”),
•	the EuroPac International Bond Fund (the “International Bond Fund”),
•	the EuroPac International Dividend Income Fund (the “International Dividend Fund”), and
•	the EuroPac International Value Fund (the “International Value Fund”).

The Board and the Independent Trustees also approved renewal of the following sub-advisory agreements (together, the “Sub-Advisory Agreements”) for additional one-year terms (from when they otherwise would expire):

•	the sub-advisory agreement between the Investment Advisor and Champlain Investment Partners (“Champlain”) with respect to the Emerging Markets Fund (the “Champlain Sub-Advisory Agreement”), and
•
the sub-advisory agreement between the Investment Advisor and Adrian Day Asset Management (“ADAM” and together with Champlain, the “Sub-Advisors”) with respect to the Gold Fund (the “ADAM Sub-Advisory Agreement” ).

In addition, the Board and the Independent Trustees reviewed and approved an amendment (the “Amendment”) to the Champlain Sub-Advisory Agreement that revises the sub-advisory fee rate payable to Champlain by the Investment Advisor with respect to the Emerging Markets Fund.

The Advisory Agreement, the Sub-Advisory Agreements and the Amendment are referred to below as the “Fund Advisory Agreements.” In approving or renewing each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of the applicable Funds and their shareholders.

Background
In advance of the meeting, the Board received information about the Funds and the Fund Advisory Agreements from the Investment Advisor, from the Sub-Advisors, and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisors; information regarding the background and experience of relevant personnel providing services to the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds selected by Morningstar, Inc. (each a “Peer Group”) from its relevant fund universe (each a “Fund Universe”) for various periods ended December 31, 2016; reports comparing the investment advisory fees and total expenses of each Fund with those of its Peer Group and Fund Universe; and information regarding the proposed change to Champlain’s sub-advisory fee rate with respect to the Emerging Markets Fund. The Board also received a memorandum from the legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or the Sub-Advisors were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

Euro Pacific Funds
SUPPLEMENTAL INFORMATION – Continued
April 30, 2017 (Unaudited)

In approving renewal of each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Euro Pacific Asset Management, LLC

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

•
The Emerging Markets Fund’s annualized total return for the five-year period was above the MSCI Emerging Markets Small Cap Index return and the median returns of the Peer Group and Diversified Emerging Markets Fund Universe. The Fund’s total return for the one-year period was above the Index return and the Peer Group median return, but below the Fund Universe median return by 2.95%. The Fund’s annualized total return for the three-year period was above the Fund Universe median return, but below the Peer Group median return and the Index return by 0.11% and 0.56%, respectively. The Trustees noted the Investment Advisor’s belief that because the Fund focuses on the highest quality countries engaging in meaningful market reforms, the Fund missed out on rallies in recently underperforming emerging markets such as Brazil. The Trustees also noted Morningstar’s observation that over the one-year period, a greater emphasis should be placed on the Fund’s performance relative to the Peer Group than the Fund Universe given that small capitalization emerging markets have underperformed larger capitalization emerging markets, which are more prevalent in the Fund Universe.

•
The Gold Fund’s total return for the one-year period, at 73.02%, was above the Peer Group and Equity Precious Metals Fund Universe median returns, but below the Philadelphia Gold & Silver Index return by 1.91%. The Fund’s annualized total return for the three-year period was above the Peer Group and Fund Universe median returns as well as the Index return.

•
The International Bond Fund’s total return for the one-year period was above the Peer Group median return, but below the Citigroup Non-USD World Government Bond Index return, the JP Morgan Global ex-U.S. Government Bond Index return, and the World Bond Fund Universe median return by 0.25%, 0.30%, and 2.09%, respectively. The Fund’s annualized total return for the three-year period was below the Peer Group median return, the Citigroup Index return, the JP Morgan Index return, and the Fund Universe median return by 3.46%, 3.49%, 3.79%, and 5.87%, respectively. The Fund’s annualized total return for the five-year period was below the JP Morgan Index return, the Citigroup Index return, and the Peer Group and Fund Universe median returns by 0.84%, 0.89%, 2.11%, and 4.60%, respectively. The Trustees considered that the Fund outperformed the Peer Group over the one-year period. The Trustees also considered the Investment Advisor’s belief that the Fund’s underperformance over the three- and five-year periods was due to: (1) the selection of a distinct basket of currencies based on Peter Schiff’s investment philosophy, and (2) the Fund’s relatively short duration. The Trustees also noted the Investment Advisor’s belief that the Fund Universe is inappropriate for the Fund because it includes several funds that hedge foreign currency exposure, invest in domestic credit, and have extensive exposure in Europe and Japan, which differs from the Fund’s strategy.

Euro Pacific Funds
SUPPLEMENTAL INFORMATION – Continued
April 30, 2017 (Unaudited)

•
The International Dividend Fund’s total return for the one-year period was above the Peer Group and Foreign Large Value Fund Universe median returns, but below the return of the S&P International Dividend Opportunities Index by 10.02%. The Fund’s annualized total return for the three-year period was below the Peer Group and Fund Universe median returns and the Index return by 3.08%, 3.21%, and 3.98%, respectively. The Fund’s annualized total return for the five-year period was below the Index return, the Peer Group median return, and the Fund Universe median return by 1.53%, 2.95%, and 4.76%, respectively. The Trustees considered the Investment Advisor’s belief that the Peer Group, which focuses on international value funds rather than international dividend funds, does not provide a good basis of comparison for evaluating the Fund’s performance. The Trustees noted that the Fund has significantly outperformed the Index return since the Fund’s inception, and that over the five-year period the Fund’s volatility of returns was relatively low as measured by its standard deviation. The Trustees also considered the Investment Advisor’s observation that the Fund’s underperformance in relation to the Peer Group was due in part to differences in allocation and performance between the Asian and European markets, as well as the Fund’s allocation to emerging markets, especially Brazil.

•
The International Value Fund’s total return for the one-year period was above the Peer Group median return, the Foreign Large Value Fund Universe median return, the MSCI World Ex USA Value Index return, and the MSCI All Country World Ex USA Value Index return. The Fund’s annualized total return for the three-year period was below the Fund Universe median return by 4.97%, the MSCI All Country World Ex USA Value Index return by 5.68%, the MSCI World Ex USA Value Index return by 5.96%, and the Peer Group median return by 6.34%. The Fund’s annualized total return for the five-year period was below the MSCI All Country World Ex USA Value Index return by 7.40%, the Fund Universe median return by 8.34%, the Peer Group median return by 8.59%, and the MSCI World Ex USA Value Index return by 8.78%. The Trustees noted the Investment Advisor’s observation that the Fund has been overweight in commodities and underweight in financials, due to Peter Schiff’s current views on the U.S. Dollar and global economy; that a broad group of international Peer Group funds generally will not be representative of the Fund’s performance because they will generally be overweight financials and underweight materials compared with relevant market indices, the opposite of the Fund; that the Investment Advisor is not aware of any other international funds with sector allocations similar to those of the Fund; and that in periods when the U.S. Dollar is gaining in strength the Fund will tend to underperform its Peer Group, and in periods when the U.S. Dollar is falling, the Fund will tend to outperform its Peer Group.

The Board also considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure. In addition, the Board considered the respective roles of the Investment Advisor and each Sub-Advisor, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of the Funds and oversees the Sub-Advisors with respect to the relevants Funds’ operations, including monitoring the investment and trading activities of each Sub-Advisor and monitoring each Fund’s compliance with its investment policies; and that each Sub-Advisor’s responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were satisfactory.

Euro Pacific Funds
SUPPLEMENTAL INFORMATION – Continued
April 30, 2017 (Unaudited)

Advisory Fees and Expense Ratios
With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

•
The Emerging Markets Fund’s annual investment advisory fee (gross of fee waivers) was lower than the Peer Group median, but higher than the Diversified Emerging Markets Fund Universe median by 0.08%. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group median, but higher than the Fund Universe median by 0.11%. The Trustees noted that the average net assets of funds in the Fund Universe were significantly larger than the average net assets of the Fund.

•
The Gold Fund’s annual investment advisory fee (gross of fee waivers) was higher than both the Peer Group and Equity Precious Metals Fund Universe medians by 0.05%. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than both the Peer Group and Fund Universe medians by 0.24%. The Trustees noted, however, that the average net assets of funds in the Peer Group and Fund Universe were significantly larger than the average net assets of the Fund.

•
The International Bond Fund’s annual investment advisory fee (gross of fee waivers) was the same as both the Peer Group median and the World Bond Fund Universe median. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than both the Peer Group and Fund Universe medians by 0.12%. The Trustees noted, however, that the average net assets of funds in the Peer Group and Fund Universe were significantly larger than the average net assets of the Fund.

•
The International Dividend Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group median by 0.045% and the Foreign Large Value Fund Universe median by 0.05%. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Fund Universe and Peer Group medians by 0.14% and 0.28%, respectively. The Trustees noted, however, that the average net assets of funds in the Peer Group and Fund Universe were significantly larger than the average net assets of the Fund.

•
The International Value Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group median by 0.23% and the Foreign Large Value Fund Universe median by 0.28%. In reviewing the Fund’s advisory fee, the Trustees considered Euro Pacific’s description of the extensive additional work undertaken by it in connection with investment by the Fund in certain of the types of investments and countries in which the Fund invests. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.38% and 0.40%, respectively. The Trustees noted, however, that the average net assets of funds in the Peer Group and Fund Universe were significantly larger than the average net assets of the Fund.

In considering the Funds’ fees and total expenses, the Board considered the Investment Advisor’s view that each Fund is distinct from its Peer Group in some significant way, as the Investment Advisor focuses on unhedged exposure to various countries, currencies, and commodities in a way that is not replicated by any other fund family’s products, and this makes it difficult for Morningstar to appropriately categorize the Funds’ strategies and construct peer groups for the Funds. The Board also considered that most investors in the Funds, the majority of whom purchase shares through the Investment Advisor’s affiliated broker-dealer, EuroPacific Capital, invest in the Funds specifically for this unique investment process and with a long-term focus. The Board noted that advisory fees paid by the Funds to the Investment Advisor are higher than fees paid to the Investment Advisor by its affiliate for which the Investment Advisor provides sub-advisory services. The Board considered, however, that the Investment Advisor oversees the Funds’ compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s other clients, and that the Investment Advisor has contractually agreed to limit the Funds’ expenses. The Board also noted that the advisory fee paid by each Fund was reasonable compared to the advisory fees paid by the other Funds.

Euro Pacific Funds
SUPPLEMENTAL INFORMATION – Continued
April 30, 2017 (Unaudited)

The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement with respect to each Fund was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale
The Board also considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended December 31, 2016, noting that the Investment Advisor had waived a significant portion of the advisory fee for each Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profit of the Investment Advisor from its relationship with each Fund was reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds (other than its receipt of investment advisory fees), including any research received from broker-dealers providing execution services to the Funds, beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Trustees noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow.

Champlain Investment Partners

Nature, Extent and Quality of Services
The Board considered the overall quality of services provided by Champlain to the Emerging Markets Fund. In doing so, the Board considered Champlain’s specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of Champlain’s organization and operations, and its compliance structure. The Board’s observations regarding the performance of the Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by Champlain to the Emerging Markets Fund were satisfactory.

Sub-Advisory Fee
The Board reviewed information regarding the sub-advisory fee currently charged by Champlain with respect to the Emerging Markets Fund and the proposed change to the sub-advisory fee rate. The Board considered that Investment Advisor and Champlain had agreed to amend the sub-advisory fee schedule to provide for payment to Champlain of one half of the net advisory fee paid to the Investment Advisor by the Fund on a monthly basis, subject to a fee waiver designed to allow the Investment Advisor to recoup certain amounts it had paid to subsidize the Fund’s operations. The Board noted the Investment Advisor’s indication that there would be no change to the quality or quantity of services provided to the Fund by either the Investment Advisor or Champlain in connection with the proposed change, and that there would be no change to the overall advisory fee paid by the Fund.

Euro Pacific Funds
SUPPLEMENTAL INFORMATION – Continued
April 30, 2017 (Unaudited)

The Board noted that Champlain does not serve as the advisor for any other registered investment companies, private funds, pension funds, or institutional separate accounts with similar objectives and policies as the Fund. The Board also noted that the Investment Advisor pays Champlain’s sub-advisory fee out of the Investment Advisor’s advisory fee, and considered the relative levels and types of services provided by Champlain and the Investment Advisor. The Board and the Independent Trustees concluded that the compensation payable to Champlain under the Champlain Sub-Advisory Agreement and the Amendment was fair and reasonable in light of the services provided by Champlain to the Emerging Markets Fund.

Benefits to the Sub-Advisor
The Board considered the benefits received by Champlain as a result of its relationship with the Emerging Markets Fund (other than the sub-advisory fee paid to Champlain), including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of Champlain’s compliance program, and the intangible benefits of Champlain’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Adrian Day Asset Management

Nature, Extent and Quality of Services
The Board considered the overall quality of services provided by ADAM to the Gold Fund. In doing so, the Board considered ADAM’s specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of ADAM’s organization and operations, and its compliance structure. The Board’s observations regarding the performance of the Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by ADAM to the Gold Fund were satisfactory.

Sub-Advisory Fee
The Board reviewed information regarding the sub-advisory fee charged by ADAM with respect to the Gold Fund, which they noted was lower than the advisory fee ADAM charges an insurance company for a separately managed account with a similar objective to the Fund, but higher than ADAM’s advisory fees for managing two private funds with similar objectives to the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to separately managed accounts or private funds. The Board noted that the Investment Advisor pays ADAM’s sub-advisory fee out of the Investment Advisor’s advisory fee, and considered the relative levels and types of services provided by ADAM and the Investment Advisor. The Board and the Independent Trustees concluded that the compensation payable to ADAM under the ADAM Sub-Advisory Agreement was fair and reasonable in light of the services provided by ADAM to the Gold Fund.

Benefits to the Sub-Advisor
The Board considered the benefits received by ADAM as a result of its relationship with the Gold Fund (other than the sub-advisory fee paid to ADAM), including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of ADAM’s compliance program, and the intangible benefits of ADAM’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Euro Pacific Funds
SUPPLEMENTAL INFORMATION – Continued
April 30, 2017 (Unaudited)

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreements and the Sub-Advisory Agreements and approval of the Amendment was in the best interests of the relevant Funds and their shareholders. Accordingly, the Board and the Independent Trustees approved renewal of the Advisory Agreements and the Sub-Advisory Agreements with respect to the applicable Funds, and approved the Amendment.

Euro Pacific Funds
EXPENSE EXAMPLES
For the Six Months Ended April 30, 2017 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (Class A shares only), and redemption fees and (2) ongoing costs, including management fees; distribution fees and/or service (12b-1) fees (Class A shares only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EuroPac International Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/16	4/30/2017	11/1/16 – 4/30/17
Class A	$1,000.00	$1,018.30	$8.75
Class I	1,000.00	1,020.80	7.51
Hypothetical (5% annual return before taxes)	11/1/16	4/30/2017	11/1/16 – 4/30/17
Class A	1,000.00	1,016.12	8.74
Class I	1,000.00	1,017.29	7.50

*
Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six months period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Euro Pacific Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended April 30, 2017 (Unaudited)

EuroPac International Bond Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/16	4/30/2017	11/1/16 – 4/30/17
Class A	$1,000.00	$998.80	$5.70
Class I	1,000.00	998.80	4.46
Hypothetical (5% annual return before taxes)	11/1/16	4/30/2017	11/1/16 – 4/30/17
Class A	1,000.00	1,019.09	5.76
Class I	1,000.00	1,020.33	4.51

*
Expenses are equal to the Fund’s annualized expense ratios of 1.15% and 0.90% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six months period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EuroPac International Dividend Income Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/16	4/30/2017	11/1/16 – 4/30/17
Class A	$1,000.00	$1,017.90	$7.50
Class I	1,000.00	1,018.90	6.26
Hypothetical (5% annual return before taxes)	11/1/16	4/30/2017	11/1/16 – 4/30/17
Class A	1,000.00	1,017.36	7.50
Class I	1,000.00	1,018.60	6.25

*
Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 1.25% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EP Emerging Markets Small Companies Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/16	4/30/2017	11/1/16 – 4/30/17
Class A	$1,000.00	$1,078.30	$9.01
Class I	1,000.00	1,079.20	7.73
Hypothetical (5% annual return before taxes)	11/1/16	4/30/2017	11/1/16 – 4/30/17
Class A	1,000.00	1,016.12	8.74
Class I	1,000.00	1,017.36	7.50

*
Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six months period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Euro Pacific Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended April 30, 2017 (Unaudited)

EuroPac Gold Fund - Class A	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/16	4/30/2017	11/1/16 – 4/30/17
Actual Performance	$1,000.00	$941.90	$7.22
Hypothetical (5% annual return before expenses)	1,000.00	1,017.36	7.50

*
Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect to six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Euro Pacific Funds
Each a series of Investment Managers Series Trust

Investment Advisor
Euro Pacific Asset Management, LLC
Suite 204, Lots 81-82
Street C
Dorado, Puerto Rico 00646

Sub-Advisor
Champlain Investment Partners
180 Battery Street, Suite 400
Burlington, Vermont 05401

Sub-Advisor
Global Strategic Management
dba Adrian Day Asset Management
801 Compass Way, Suite 207
P.O. Box 6643
Annapolis, Maryland 21401

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
EuroPac International Value Fund – Class A	EPIVX	461 418 766
EuroPac International Value Fund – Class I	EPVIX	461 41P 669
EuroPac International Bond Fund – Class A	EPIBX	461 418 618
EuroPac International Bond Fund – Class I	EPBIX	461 41P 651
EuroPac International Dividend Income Fund – Class A	EPDPX	461 41P 487
EuroPac International Dividend Income Fund – Class I	EPDIX	461 41P 479
EP Emerging Markets Small Companies Fund – Class A	EPASX	461 418 550
EP Emerging Markets Small Companies Fund – Class I	EPEIX	461 41P 636
EuroPac Gold Fund – Class A	EPGFX	461 41P 677

Privacy Principles of the Euro Pacific Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Euro Pacific Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities are available without charge, upon request, by calling the Funds at (888) 558-5851, on the Funds’ website at www.europacificfunds.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Funds at (888) 558-5851, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (888) 558-5851. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding Mailings
To reduce expenses, the Trust may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 558-5851 (or contact your financial institution). The Trust will begin sending you individual copies thirty days after receiving your request.

Euro Pacific Funds
P. O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 558-5851

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	07/07/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	07/07/2017

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	07/07/2017